Form N-1A Cover	Dec. 02, 2024
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	Innovator ETFs Trust
Entity Central Index Key	0001415726
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 02, 2024
Prospectus Date	Dec. 02, 2024